Commitments and Contingencies (Details) - Schedule of Future Payments for Employment Agreements	Jun. 30, 2024 USD ($)
Schedule of Future Payments for Employment Agreements [Abstract]
2025	$ 1,135,957
2026	254,167
2027	183,333
Total minimum payment required	$ 1,573,457